Core Bond Portfolio
March 31, 2026
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 13.3%
Security	Principal Amount (000's omitted)	Value
AASET Trust, Series 2024-1A, Class A1, 6.261%, 5/16/49(1)	$1,888	$ 1,917,242
Acacia LLC, Series 2025-1, Class A, 5.24%, 11/15/37(1)	1,041	1,040,075
ACHV ABS Trust, Series 2024-3AL, Class B, 5.45%, 12/26/31(1)	751	756,880
ACM Auto Trust, Series 2025-1A, Class A, 5.38%, 6/20/29(1)	488	488,050
Ally Bank Auto Credit-Linked Notes, Series 2025-B, Class A2, 4.305%, 9/15/33(1)	1,548	1,549,718
ALTDE Trust, Series 2025-1A, Class A, 5.90%, 8/15/50(1)	1,473	1,484,682
Bridge Trust, Series 2025-SFR1, Class C, 4.20%, 9/17/42(1)	993	935,452
Castlelake Aircraft Structured Trust, Series 2025-1A, Class A, 5.783%, 2/15/50(1)	1,923	1,939,104
Chase Auto Credit Linked Notes, Series 2025-1, Class B, 4.753%, 2/25/33(1)	1,830	1,837,374
Chesapeake Funding II LLC, Series 2024-1A, Class A1, 5.52%, 5/15/36(1)	973	982,729
Clarus Capital Funding LLC, Series 2024-1A, Class A2, 4.71%, 8/20/32(1)	642	643,114
Cloud Capital Holdco LP, Series 2024-1A, Class A2, 5.781%, 11/22/49(1)	2,490	2,492,195
Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.05%, 1/20/31(1)	1,203	1,218,283
DataBank Issuer II LLC, Series 2025-1A, Class A2, 5.18%, 9/27/55(1)	1,905	1,851,641
DataBank Issuer LLC, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	1,186	1,168,812
DB Master Finance LLC:
Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	313	309,945
Series 2021-1A, Class A2I, 2.045%, 11/20/51(1)	1,594	1,569,884
Diamond Infrastructure Funding LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)	3,760	3,676,513
Series 2021-1A, Class C, 3.475%, 4/15/49(1)	313	307,157
Driven Brands Funding LLC:
Series 2020-2A, Class A2, 3.237%, 1/20/51(1)	2,280	2,140,947
Series 2021-1A, Class A2, 2.791%, 10/20/51(1)	1,280	1,156,273
Enterprise Fleet Financing LLC, Series 2024-2, Class A2, 5.74%, 12/20/26(1)	287	287,316
Falcon Aerospace Ltd., Series 2019-1, Class A, 3.597%, 9/15/39(1)	288	286,906
FIGRE Trust:
Series 2025-FL2, Class A1, 5.053% to 12/25/28, 11/25/55(1)(2)	958	955,924
Series 2025-HE5, Class A, 5.285%, 8/25/55(1)(3)	618	619,705
Series 2026-FL1, Class A1, 5.489% to 3/25/29, 3/25/56(1)(2)	1,670	1,677,350
FMC FMSR Issuer Trust, Series 2024-FT1, Class A, 6.559%, 9/25/29(1)	2,695	2,683,452
FMC GMSR Issuer Trust, Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(3)	1,225	1,179,691
Security	Principal Amount (000's omitted)	Value
GLS Auto Select Receivables Trust, Series 2024-2A, Class A2, 5.58%, 6/17/30(1)	$1,160	$ 1,169,945
Goto Foods Funding LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	913	908,420
Horizon Aircraft Finance III Ltd., Series 2019-2, Class A, 3.425%, 11/15/39(1)	740	725,684
Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, 5.375%, 9/15/49(1)	2,128	2,112,467
LAD Auto Receivables Trust, Series 2024-1A, Class A3, 5.23%, 1/18/28(1)	40	40,156
Lendbuzz Securitization Trust, Series 2025-2A, Class A2, 5.18%, 5/15/30(1)	2,929	2,940,508
Lunar Aircraft Ltd., Series 2020-1A, Class B, 4.335%, 2/15/45(1)	132	131,601
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/46(1)	2,563	2,436,364
MAPS Trust, Series 2026-1A, Class A, 5.201%, 1/15/51(1)	1,301	1,273,734
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56%, 7/20/29(1)	2,191	2,194,844
Navigator Aviation Ltd., Series 2024-1, Class A, 5.40%, 8/15/49(1)	1,039	1,034,990
Neighborly Issuer LLC:
Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	1,305	1,251,813
Series 2022-1A, Class A2, 3.695%, 1/30/52(1)	768	724,652
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	486	479,934
OBX Trust, Series 2025-HE1, Class A1, 5.262%, (30-day SOFR Average + 1.60%), 2/25/55(1)(4)	1,240	1,244,820
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	215	211,197
Series 2021-C, Class A, 2.18%, 10/8/31(1)	1,199	1,183,232
PEAC Solutions Receivables LLC:
Series 2024-1A, Class A2, 5.79%, 6/21/27(1)	511	513,944
Series 2024-2A, Class A2, 4.74%, 4/20/27(1)	428	428,918
PFS Financing Corp., Series 2024-B, Class A, 4.95%, 2/15/29(1)	3,085	3,104,856
PK Alift Loan Funding 3 LP, Series 2024-1, Class A1, 5.842%, 9/15/39(1)	785	799,553
Planet Fitness Master Issuer LLC:
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	975	930,273
Series 2024-1A, Class A2I, 5.765%, 6/5/54(1)	1,485	1,495,850
PNMAC GMSR Issuer Trust:
Series 2024-GT1, Class A, 6.879%, (1 mo. SOFR + 3.20%), 3/25/29(1)(4)	2,100	2,106,296
Series 2025-GT1, Class A, 6.129%, (1 mo. SOFR + 2.45%), 8/26/30(1)(4)	350	350,927
Research-Driven Pagaya Motor Asset Trust, Series 2025-1A, Class A, 5.044%, 6/27/33(1)	1,914	1,918,678
Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2A, 5.00%, 9/15/48(1)	1,929	1,925,008
Saluda Grade Alternative Mortgage Trust, Series 2025-LOC5, Class A1A, 5.279%, (1 mo. SOFR + 1.60%), 10/25/55(1)(4)	1,337	1,344,394

Core Bond Portfolio
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
ServiceMaster Funding LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	$525	$ 499,869
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	612	545,303
SERVPRO Master Issuer LLC, Series 2025-1A, Class A2, 5.525%, 10/25/55(1)	1,868	1,853,161
SoFi Consumer Loan Program Trust, Series 2025-1, Class B, 5.12%, 2/27/34(1)	1,100	1,110,407
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	1,728	1,711,567
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	381	359,225
STAR Trust:
Series 2025-SFR5, Class A, 5.123%, (1 mo. SOFR + 1.45%), 2/17/42(1)(4)	3,446	3,447,297
Series 2025-SFR6, Class B, 5.323%, (1 mo. SOFR + 1.65%), 8/17/42(1)(4)	1,656	1,656,900
Subway Funding LLC:
Series 2024-3A, Class A2I, 5.246%, 7/30/54(1)	811	802,191
Series 2024-3A, Class A2II, 5.566%, 7/30/54(1)	652	643,707
Sunnova Helios V Issuer LLC, Series 2021-A, Class A, 1.80%, 2/20/48(1)	194	144,668
Sunnova Helios XII Issuer LLC, Series 2023-B, Class A, 5.30%, 8/22/50(1)	1,691	1,546,448
Sunnova Sol II Issuer LLC, Series 2020-2A, Class A, 2.73%, 11/1/55(1)	1,551	1,347,574
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.728%, 9/26/33(1)	1,133	1,133,654
U.S. Bank NA, Series 2026-RVM1, Class B1, 4.959%, 12/25/46(1)	2,250	2,242,998
Vantage Data Centers Germany Borrower Lux SARL, Series 2025-1A, Class A2, 4.292%, 6/28/50(1)	1,937	2,213,887
Vantage Data Centers Jersey Borrower SPV Ltd., Series 2024-1A, Class A2, 6.172%, 5/28/39(1)	701	931,793
Vantage Data Centers LLC:
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	2,220	2,120,933
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	869	854,419
Willis Engine Structured Trust IX, Series 2025-B, Class A, 5.159%, 12/15/50(1)	1,883	1,879,460
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	723	702,054
Series 2020-A, Class C, 6.657%, 3/15/45(1)	85	84,177
Total Asset-Backed Securities (identified cost $100,339,542)		$ 99,971,164

Collateralized Mortgage Obligations — 4.6%
Security	Principal Amount (000's omitted)	Value
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(2)	$1,317	$ 1,290,673
Champs Trust, Series 2025-2, Class A, 7.721%, 10/25/60(1)(3)	1,766	1,811,670
Chase Home Lending Mortgage Trust:
Series 2026-1, Class A2, 5.50%, 11/25/56(1)(3)	2,338	2,334,181
Security	Principal Amount (000's omitted)	Value
Chase Home Lending Mortgage Trust: (continued)
Series 2026-3, Class A3, 5.50%, 1/25/57(1)(3)	$1,504	$ 1,499,946
CHNGE Mortgage Trust, Series 2023-4, Class A1, 7.573% to 8/25/26, 9/25/58(1)(2)	503	506,061
FARM Mortgage Trust, Series 2024-2, Class A, 5.165%, 8/1/54(1)(3)	1,108	1,041,593
Federal Home Loan Mortgage Corp.:
Series 5324, Class MZ, 6.00%, 7/25/53	165	169,311
Series 5483, Class FB, 5.092%, (30-day SOFR Average + 1.43%), 12/25/54(4)	1,723	1,734,686
Series 5529, Class AF, 4.662%, (30-day SOFR Average + 1.00%), 3/25/55(4)	2,061	2,069,272
Series 5556, Class FA, 4.812%, (30-day SOFR Average + 1.15%), 7/25/55(4)	1,802	1,807,460
Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2022-DNA2, Class M1A, 4.962%, (30-day SOFR Average + 1.30%), 2/25/42(1)(4)	161	161,817
Federal National Mortgage Association:
Series 2005-58, Class MA, 5.50%, 7/25/35	23	22,983
Series 2013-6, Class HD, 1.50%, 12/25/42	39	34,677
Series 2014-70, Class KP, 3.50%, 3/25/44	182	178,551
Series 2024-48, Class FC, 4.762%, (30-day SOFR Average + 1.10%), 7/25/54(4)	2,556	2,573,138
Series 2024-82, Class FY, 4.962%, (30-day SOFR Average + 1.30%), 11/25/54(4)	1,062	1,067,920
Series 2025-12, Class GF, 5.012%, (30-day SOFR Average + 1.35%), 3/25/55(4)	1,415	1,425,798
Series 2025-75, Class FA, 4.712%, (30-day SOFR Average + 1.05%), 9/25/55(4)	1,507	1,510,644
Federal National Mortgage Association Connecticut Avenue Securities, Series 2019-R06, Class 2B1, 7.526%, (30-day SOFR Average + 3.864%), 9/25/39(1)(4)	2,065	2,089,722
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	635	656,442
Series 2023-84, Class MW, 6.00%, 6/20/53	653	676,470
Series 2023-101, Class FM, 4.573%, (30-day SOFR Average + 0.90%), 7/20/53(4)	2,371	2,377,575
Series 2025-2, Class FB, 4.723%, (30-day SOFR Average + 1.05%), 12/20/54(4)	2,008	2,022,957
PRMI Securitization Trust, Series 2025-CMG1, Class A1, 5.169%, (30-day SOFR Average + 1.50%), 12/25/55(1)(4)	1,542	1,545,053
Provident Funding Mortgage Trust:
Series 2025-3, Class A3, 6.00%, 8/25/55(1)(3)	1,008	1,016,449
Series 2025-5, Class A2, 5.50%, 11/25/55(1)(3)	1,969	1,965,047
Radian Mortgage Capital Trust, Series 2025-J3, Class A16, 6.00%, 12/25/55(1)(3)	710	716,085
Total Collateralized Mortgage Obligations (identified cost $34,184,108)		$ 34,306,181

Core Bond Portfolio
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Commercial Mortgage-Backed Securities — 7.3%
Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.72%, 11/5/32(1)(3)	$3,325	$ 3,095,379
Series 2019-BPR, Class FNM, 3.72%, 11/5/32(1)(3)	1,635	1,458,871
BAMLL Trust, Series 2024-BHP, Class A, 6.023%, (1 mo. SOFR + 2.35%), 8/15/39(1)(4)	1,890	1,893,581
BFLD Commercial Mortgage Trust, Series 2025-660F, Class A, 5.173%, (1 mo. SOFR + 1.50%), 11/15/42(1)(4)	2,490	2,490,775
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class A, 5.273%, (1 mo. SOFR + 1.60%), 12/15/42(1)(4)	1,481	1,484,359
BPR Trust, Series 2022-SSP, Class A, 6.673%, (1 mo. SOFR + 3.00%), 5/15/39(1)(4)	1,280	1,282,612
BX Trust, Series 2025-GW, Class B, 5.523%, (1 mo. SOFR + 1.85%), 7/15/42(1)(4)	1,745	1,746,992
CRSNT Trust, Series 2026-MOON, Class A, 5.073%, (1 mo. SOFR + 1.40%), 2/15/31(1)(4)	1,605	1,600,553
DBC Mortgage Trust, Series 2025-DBC, Class A, 5.023%, (1 mo. SOFR + 1.35%), 11/15/42(1)(4)	1,180	1,180,913
Durst Commercial Mortgage Trust, Series 2025-151, Class C, 5.436%, 8/10/42(1)(3)	1,925	1,941,746
Extended Stay America Trust:
Series 2026-ESH2, Class A, 4.873%, (1 mo. SOFR + 1.20%), 2/15/43(1)(4)	1,342	1,344,105
Series 2026-ESH2, Class C, 5.273%, (1 mo. SOFR + 1.60%), 2/15/43(1)(4)	438	439,295
Federal National Mortgage Association:
Series 2018-M4, Class A2, 3.067%, 3/25/28(3)	389	383,411
Series 2020-M1, Class A2, 2.444%, 10/25/29	4,434	4,189,268
Fontainebleau Miami Beach Mortgage Trust, Series 2024-FBLU, Class B, 5.523%, (1 mo. SOFR + 1.85%), 12/15/39(1)(4)	1,750	1,752,694
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, 7.066%, 11/10/39(1)	1,139	1,150,226
Great Wolf Trust, Series 2024-WOLF, Class A, 5.215%, (1 mo. SOFR + 1.542%), 3/15/39(1)(4)	2,369	2,370,825
GSJP Trust, Series 2025-BEDS, Class A, 5.173%, (1 mo. SOFR + 1.50%), 12/15/42(1)(4)	1,868	1,859,110
Hawaii Hotel Trust, Series 2025-MAUI, Class A, 5.065%, (1 mo. SOFR + 1.393%), 3/15/42(1)(4)	1,300	1,300,815
HLTN Commercial Mortgage Trust:
Series 2024-DPLO, Class A, 5.314%, (1 mo. SOFR + 1.642%), 6/15/41(1)(4)	1,611	1,612,435
Series 2024-DPLO, Class B, 5.664%, (1 mo. SOFR + 1.991%), 6/15/41(1)(4)	1,335	1,336,932
INTOWN Mortgage Trust, Series 2025-STAY, Class C, 5.923%, (1 mo. SOFR + 2.25%), 3/15/42(1)(4)	2,306	2,306,256
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class D, 4.514%, 9/15/47(1)(3)	260	176,179
Series 2014-C23, Class D, 4.037%, 9/15/47(1)(3)	2,000	1,834,570
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class D, 3.984%, 1/15/46(1)(3)	99	96,047
Security	Principal Amount (000's omitted)	Value
JW Commercial Mortgage Trust, Series 2024-MRCO, Class B, 5.613%, (1 mo. SOFR + 1.941%), 6/15/39(1)(4)	$1,380	$ 1,381,949
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class C, 4.737%, 5/15/49(3)(5)	993	917,454
NYCT Trust, Series 2024-3ELV, Class A, 5.664%, (1 mo. SOFR + 1.991%), 8/15/29(1)(4)	1,000	1,003,060
NYO Commercial Mortgage Trust, Series 2021-1290, Class A1, 4.883%, (1 mo. SOFR + 1.201%), 11/15/38(1)(4)	1,883	1,882,301
ORL Trust:
Series 2024-GLKS, Class A, 5.165%, (1 mo. SOFR + 1.493%), 12/15/39(1)(4)	2,081	2,083,599
Series 2024-GLKS, Class B, 5.565%, (1 mo. SOFR + 1.892%), 12/15/39(1)(4)	688	689,500
PENN Commercial Mortgage Trust, Series P11, Class A, 5.344%, 8/10/42(1)(3)	1,410	1,434,194
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, 5.064%, (1 mo. SOFR + 1.392%), 5/15/39(1)(4)	872	870,208
TX Trust, Series 2024-HOU, Class A, 5.264%, (1 mo. SOFR + 1.591%), 6/15/39(1)(4)	1,995	1,994,890
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.58%, 12/10/33(1)(3)	523	543,937
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class D, 3.142%, 7/15/48(1)	500	477,578
Willowbrook Mall, Series 2025-WBRK, Class C, 6.075%, 3/5/35(1)(3)	1,340	1,350,738
Total Commercial Mortgage-Backed Securities (identified cost $55,656,733)		$ 54,957,357

Corporate Bonds — 24.1%
Security	Principal Amount (000's omitted)	Value
Aerospace & Defense — 0.6%
Boeing Co.:
5.805%, 5/1/50	$2,254	$ 2,180,385
5.93%, 5/1/60	360	345,857
Hexcel Corp., 5.875%, 2/26/35	2,000	2,054,395
		$ 4,580,637
Air Transport — 0.3%
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(1)	$2,096	$ 2,093,224
		$ 2,093,224
Airlines — 0.1%
AS Mileage Plan IP Ltd., 5.021%, 10/20/29(1)	$660	$ 653,575
		$ 653,575

Core Bond Portfolio
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Auto Manufacturers — 1.2%
Ford Motor Credit Co. LLC:
5.303%, 9/6/29	$210	$ 208,976
7.35%, 3/6/30	1,082	1,141,905
Hyundai Capital America:
4.50%, 9/18/30(1)	2,417	2,377,658
4.55%, 1/8/31(1)	1,184	1,163,407
Stellantis Finance U.S., Inc., 6.45%, 3/18/35(1)	1,710	1,685,424
Toyota Motor Credit Corp., 4.65%, 1/5/29	2,110	2,131,843
		$ 8,709,213
Banks — 7.5%
ABN AMRO Bank NV, 4.988% to 12/3/27, 12/3/28(1)(6)	$1,300	$ 1,310,204
Banco Santander SA:
1.722% to 9/14/26, 9/14/27(6)	1,000	987,347
4.175% to 3/24/27, 3/24/28(6)	200	199,153
5.294%, 8/18/27	400	403,935
Bank of America Corp.:
2.592% to 4/29/30, 4/29/31(6)	7,087	6,549,062
4.456% to 2/6/31, 2/6/32(6)	1,830	1,807,486
5.511% to 1/24/35, 1/24/36(6)	850	867,114
5.872% to 9/15/33, 9/15/34(6)	943	987,770
5.933% to 9/15/26, 9/15/27(6)	2,225	2,240,634
Bank of New York Mellon, 4.729% to 4/20/28, 4/20/29(6)	2,125	2,140,413
Barclays PLC, 6.496% to 9/13/26, 9/13/27(6)	1,129	1,138,189
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico:
5.125% to 1/18/28, 1/18/33(1)(6)	1,000	972,565
7.625% to 2/11/30, 2/11/35(1)(6)	673	696,555
BNP Paribas SA:
5.335% to 6/12/28, 6/12/29(1)(6)	1,494	1,518,421
7.75% to 8/16/29(1)(6)(7)	787	812,501
9.25% to 11/17/27(1)(6)(7)	634	663,350
Canadian Imperial Bank of Commerce, 7.00% to 10/28/30, 10/28/85(6)	1,060	1,072,041
Danske Bank AS, 5.427% to 3/1/27, 3/1/28(1)(6)	985	994,484
Goldman Sachs Group, Inc.:
4.369% to 10/21/30, 10/21/31(6)	852	835,579
5.218% to 4/23/30, 4/23/31(6)	1,122	1,141,188
ING Groep NV, 5.525% to 3/25/35, 3/25/36(6)	1,493	1,510,985
JPMorgan Chase & Co.:
4.347% to 1/22/31, 1/22/32(6)	960	946,655
4.898% to 1/22/36, 1/22/37(6)	1,104	1,080,690
5.581% to 4/22/29, 4/22/30(6)	1,745	1,798,764
Nykredit Realkredit AS, 3.50%, 10/1/56(8)	74,640	10,906,683
Pinnacle Bank/Nashville TN, 5.625%, 2/15/28	750	758,660
Pinnacle Financial Partners, Inc., 6.168% to 11/1/29, 11/1/30(6)	680	693,483
PNC Financial Services Group, Inc., 5.575% to 1/29/35, 1/29/36(6)	50	51,063
Royal Bank of Canada, 4.696% to 8/6/30, 8/6/31(6)	2,059	2,055,195
Swedbank AB, 6.136%, 9/12/26(1)	1,718	1,731,656
Security	Principal Amount (000's omitted)	Value
Banks (continued)
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(6)	$605	$ 604,019
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(6)	2,181	2,251,383
UBS Group AG, 2.095% to 2/11/31, 2/11/32(1)(6)	1,246	1,098,134
UniCredit SpA, 5.459% to 6/30/30, 6/30/35(1)(6)	611	610,135
Wells Fargo & Co., 4.182% to 1/23/29, 1/23/30(6)	2,067	2,049,006
Westpac New Zealand Ltd., 5.132%, 2/26/27(1)	1,182	1,191,220
		$ 56,675,722
Building Materials — 0.3%
Masterbrand, Inc., 7.00%, 7/15/32(1)	$1,278	$ 1,249,709
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)	1,005	998,049
		$ 2,247,758
Chemicals — 0.1%
Celanese U.S. Holdings LLC, 7.20%, 11/15/33	$679	$ 724,955
		$ 724,955
Commercial Banks — 0.1%
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/32(1)	$1,025	$ 1,009,154
		$ 1,009,154
Commercial Services — 0.3%
Allied Universal Holdco LLC, 7.875%, 2/15/31(1)	$697	$ 719,224
Ford Foundation, 2.415%, 6/1/50	650	384,063
Herc Holdings, Inc., 6.00%, 3/15/34(1)	1,025	991,979
		$ 2,095,266
Computers — 0.1%
Insight Enterprises, Inc., 6.625%, 5/15/32(1)	$1,005	$ 970,854
		$ 970,854
Diversified Financial Services — 4.6%
Ally Financial, Inc., 5.548% to 7/31/32, 7/31/33(6)	$1,225	$ 1,204,001
Apollo Global Management, Inc., 5.15%, 8/12/35	530	513,499
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	3,160	2,919,794
Brookfield Asset Management Ltd.:
5.298%, 1/15/36	894	874,024
5.795%, 4/24/35	1,097	1,118,375
6.077%, 9/15/55	1,683	1,664,383
Charles Schwab Corp., 4.343% to 11/14/30, 11/14/31(6)	425	420,466
CI Financial Corp., 7.50%, 5/30/29(1)	1,990	2,089,360
Citadel Finance LLC, 5.15%, 2/14/31(1)	738	721,031
Citadel Securities Global Holdings LLC, 6.20%, 6/18/35(1)	1,275	1,305,250
Enact Holdings, Inc., 6.25%, 5/28/29	2,250	2,316,659
HA Sustainable Infrastructure Capital, Inc., 6.375%, 7/1/34	4,514	4,546,792

Core Bond Portfolio
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Diversified Financial Services (continued)
Jefferies Financial Group, Inc.:
5.50%, 2/15/36	$1,396	$ 1,340,694
6.20%, 4/14/34	1,011	1,031,583
LPL Holdings, Inc.:
4.00%, 3/15/29(1)	570	553,910
4.375%, 5/15/31(1)	790	756,654
5.75%, 6/15/35	1,215	1,210,769
Marex Group PLC, 6.404%, 11/4/29	1,628	1,677,354
Midcap Financial Issuer Trust, 5.37%, 4/15/29(1)	1,133	1,119,302
Nuveen LLC, 5.85%, 4/15/34(1)	1,169	1,208,228
Raymond James Financial, Inc.:
4.90%, 9/11/35	1,058	1,030,725
5.65%, 9/11/55	1,113	1,054,572
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/1/31(1)	2,080	1,920,387
Stellantis Financial Services U.S. Corp., 5.40%, 9/15/30(1)	689	676,890
UWM Holdings LLC, 6.25%, 3/15/31(1)	1,527	1,391,899
		$ 34,666,601
Electric — 1.4%
Capital Power U.S. Holdings, Inc., 5.257%, 6/1/28(1)	$1,400	$ 1,408,552
Dominion Energy, Inc., 6.00% to 11/15/30, 2/15/56(6)	1,130	1,123,567
Engie SA, 5.625%, 4/10/34(1)	2,250	2,301,383
NextEra Energy Capital Holdings, Inc., 5.45%, 3/15/35	2,095	2,130,879
Vistra Operations Co. LLC:
5.25%, 10/15/35(1)	750	728,900
5.70%, 12/30/34(1)	1,765	1,776,990
VoltaGrid LLC, 7.375%, 11/1/30(1)	750	774,952
		$ 10,245,223
Healthcare Services — 0.5%
Centene Corp.:
2.50%, 3/1/31	$130	$ 109,167
3.375%, 2/15/30	1,589	1,436,389
4.625%, 12/15/29	798	758,050
Global Medical Response, Inc., 7.375%, 10/1/32(1)	702	729,585
LifePoint Health, Inc., 9.875%, 8/15/30(1)	830	878,772
		$ 3,911,963
Insurance — 2.7%
American International Group, Inc., 5.45%, 5/7/35	$96	$ 97,966
American National Global Funding:
5.25%, 6/3/30(1)	875	872,296
5.55%, 1/28/30(1)	420	424,707
American National Group, Inc.:
6.00%, 7/15/35	292	284,876
6.144%, 6/13/32(1)	433	442,807
Asurion LLC/Asurion Co-Issuer, Inc., 8.00%, 12/31/32(1)	958	994,680
Athene Global Funding, 4.86%, 8/27/26(1)	2,432	2,436,122
Security	Principal Amount (000's omitted)	Value
Insurance (continued)
Athene Holding Ltd., 6.625%, 5/19/55	$1,198	$ 1,155,354
Corebridge Global Funding, 4.45%, 10/2/30(1)	425	417,054
Fortitude Global Funding, 4.625%, 10/6/28(1)	1,805	1,787,437
Fortitude Group Holdings LLC, 6.25%, 4/1/30(1)	1,144	1,165,633
Global Atlantic Fin Co.:
3.125%, 6/15/31(1)	2,487	2,181,004
6.75%, 3/15/54(1)	2,143	1,998,261
7.95%, 6/15/33(1)	30	32,205
Intact Financial Corp., 5.459%, 9/22/32(1)	1,159	1,179,987
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(6)	1,416	1,383,578
Marsh & McLennan Cos., Inc.:
4.95%, 3/15/36	491	486,620
5.00%, 3/15/35	215	214,199
NLG Global Funding, 4.35%, 9/15/30(1)	1,450	1,425,477
Willis North America, Inc.:
4.55%, 3/15/31	605	596,608
5.15%, 3/15/36	451	439,485
		$ 20,016,356
Internet — 0.4%
Uber Technologies, Inc., 4.80%, 9/15/34	$2,700	$ 2,644,794
		$ 2,644,794
Iron & Steel — 0.1%
Cleveland-Cliffs, Inc., 7.375%, 5/1/33(1)	$1,005	$ 983,986
		$ 983,986
Lodging — 0.3%
Las Vegas Sands Corp.:
6.00%, 8/15/29	$601	$ 617,861
6.00%, 6/14/30	1,680	1,728,792
		$ 2,346,653
Media — 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.40%, 12/1/61	$696	$ 447,418
4.80%, 3/1/50	1,830	1,353,939
5.375%, 5/1/47	650	523,563
McGraw-Hill Education, Inc., 7.375%, 9/1/31(1)	971	991,884
		$ 3,316,804
Mining — 0.1%
Novelis Corp., 4.75%, 1/30/30(1)	$960	$ 908,892
		$ 908,892
Oil and Gas — 0.4%
Diamondback Energy, Inc., 5.40%, 4/18/34	$819	$ 831,730

Core Bond Portfolio
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Oil and Gas (continued)
Sunoco LP, 4.625%, 5/1/30(1)	$990	$ 953,409
WBI Operating LLC, 6.25%, 10/15/30(1)	1,005	1,011,668
		$ 2,796,807
Pharmaceuticals — 0.6%
AbbVie, Inc., 5.40%, 3/15/54	$1,950	$ 1,863,277
Pfizer Investment Enterprises Pte. Ltd.:
5.30%, 5/19/53	933	867,726
5.34%, 5/19/63	1,525	1,386,502
		$ 4,117,505
Pipelines — 0.3%
ONEOK, Inc., 6.05%, 9/1/33	$1,945	$ 2,040,164
		$ 2,040,164
Real Estate Investment Trusts (REITs) — 0.4%
CTR Partnership LP/CareTrust Capital Corp., 3.875%, 6/30/28(1)	$1,649	$ 1,603,372
EPR Properties:
3.60%, 11/15/31	545	494,970
4.75%, 11/15/30	247	241,188
4.95%, 4/15/28	751	750,142
HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, 9/15/30(1)	235	216,421
		$ 3,306,093
Semiconductors — 0.1%
Qorvo, Inc., 3.375%, 4/1/31(1)	$775	$ 701,481
		$ 701,481
Software — 0.8%
Fiserv, Inc., 5.35%, 3/15/31	$1,080	$ 1,091,195
Oracle Corp.:
3.60%, 4/1/50	1,200	725,019
3.95%, 3/25/51	612	388,052
5.20%, 9/26/35	1,891	1,774,702
5.70%, 2/4/36	425	408,817
6.00%, 8/3/55	573	480,852
6.55%, 2/4/46	620	578,832
6.70%, 2/4/56	825	766,282
		$ 6,213,751
Telecommunications — 0.4%
AT&T, Inc., 3.50%, 9/15/53	$1,093	$ 717,255
TELUS Corp., 6.375% to 3/9/31, 6/9/56(6)	1,100	1,089,338
Zegona Finance PLC, 8.625%, 7/15/29(1)	1,098	1,153,545
		$ 2,960,138
Total Corporate Bonds (identified cost $182,013,384)		$180,937,569

Exchange-Traded Funds — 2.8%
Security	Shares	Value
Fixed-Income Funds — 2.8%
Eaton Vance Short Duration Income ETF(9)	285,000	$ 14,517,900
Eaton Vance Ultra-Short Income ETF(9)	130,000	6,598,280
Total Exchange-Traded Funds (identified cost $21,105,190)		$ 21,116,180

Preferred Stocks — 0.2%
Security	Shares	Value
Real Estate Management & Development — 0.2%
Brookfield Property Partners LP, Series A, 5.75%	83,921	$ 1,113,632
		$ 1,113,632
Total Preferred Stocks (identified cost $2,098,025)		$ 1,113,632

Taxable Municipal Obligations — 0.5%
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 0.2%
California Health Facilities Financing Authority, (No Place Like Home Program), Social Bonds, 3.034%, 6/1/34	$1,430	$ 1,272,752
		$ 1,272,752
Water and Sewer — 0.3%
Narragansett Bay Commission, RI, Wastewater System Revenue:
Green Bonds, 2.094%, 9/1/30	$820	$ 756,101
Green Bonds, 2.184%, 9/1/31	650	588,205
Green Bonds, 2.264%, 9/1/32	585	519,372
Green Bonds, 2.344%, 9/1/33	635	553,653
		$ 2,417,331
Total Taxable Municipal Obligations (identified cost $4,120,000)		$ 3,690,083

U.S. Government Agency Mortgage-Backed Securities — 27.4%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
2.50%, 2/1/43	$519	$ 460,725
3.00%, with various maturities to 2046	2,219	2,014,613
3.50%, with various maturities to 2048	2,141	2,005,645
4.00%, with various maturities to 2047	1,655	1,590,933
4.50%, with various maturities to 2044	503	501,738

Core Bond Portfolio
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
5.00%, 11/1/54	$6,916	$ 6,832,183
5.50%, with various maturities to 2055	41,007	41,262,966
6.00%, 6/1/53	254	260,680
Federal National Mortgage Association:
2.50%, 3/1/47	619	534,328
3.00%, 7/1/49	534	477,973
3.50%, with various maturities to 2047	3,244	3,045,022
4.00%, with various maturities to 2046	1,124	1,081,330
4.50%, 2/1/44	186	185,127
5.00%, 7/1/41	159	161,718
5.50%, with various maturities to 2055	41,425	41,676,825
Government National Mortgage Association:
2.50%, with various maturities to 2051	2,518	2,152,944
3.50%, 12/20/45	671	625,435
5.50%, 6/20/53	1,847	1,905,445
6.00%, with various maturities to 2053	392	405,757
7.00%, 6/20/53	699	735,030
Uniform Mortgage-Backed Security:
4.00%, 30-Year, TBA(10)	5,930	5,585,782
4.50%, 30-Year, TBA(10)	7,435	7,171,290
5.00%, 30-Year, TBA(10)	80,865	79,718,363
5.50%, 30-Year, TBA(10)	5,786	5,811,419
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $209,846,915)		$206,203,271

U.S. Treasury Obligations — 20.1%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.625%, 11/15/50	$6,770	$ 3,533,518
1.875%, 11/15/51	1,318	724,437
2.00%, 11/15/41	8,644	5,980,905
2.00%, 8/15/51	347	197,695
2.25%, 8/15/46	1,012	659,895
2.25%, 2/15/52	3,364	2,028,453
2.375%, 2/15/42	1,813	1,322,080
2.875%, 8/15/45	3,755	2,789,114
2.875%, 5/15/52	1,099	762,410
3.00%, 5/15/45	798	607,540
3.00%, 8/15/52	4,144	2,946,853
3.625%, 2/15/53	1,354	1,087,249
3.625%, 5/15/53	949	761,085
3.875%, 2/15/43	2,631	2,338,610
4.00%, 11/15/42	802	725,589
4.50%, 2/15/36	594	606,089
4.50%, 11/15/54	679	634,494
4.625%, 5/15/44	1,399	1,357,221
4.75%, 11/15/43	17,070	16,869,467
4.75%, 2/15/45	477	468,820
5.00%, 5/15/37	857	907,399
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes:
0.625%, 5/15/30	$75	$ 65,707
0.625%, 8/15/30	27	23,451
0.75%, 4/30/26	4,821	4,809,625
1.125%, 2/29/28	7,680	7,302,300
1.125%, 2/15/31	3,680	3,226,900
1.25%, 4/30/28	3,455	3,279,281
1.25%, 8/15/31	63	54,693
1.875%, 2/28/27	20,027	19,692,466
2.75%, 4/30/27	18,000	17,806,913
3.125%, 8/31/27	3,713	3,677,103
3.50%, 1/31/28	2,593	2,578,414
3.875%, 12/31/27	2,000	2,001,602
4.00%, 2/28/30	1,640	1,646,342
4.00%, 2/15/34	3,955	3,901,855
4.125%, 9/30/27	1,600	1,606,781
4.125%, 11/30/29	19,689	19,853,972
4.25%, 5/15/35	7,240	7,222,041
4.25%, 8/15/35	360	358,706
4.375%, 8/15/26	4,040	4,048,994
4.625%, 2/15/35	869	891,760
Total U.S. Treasury Obligations (identified cost $161,283,546)		$151,357,829

Short-Term Investments — 10.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(11)	82,146,297	$ 82,146,297
Total Short-Term Investments (identified cost $82,146,297)		$ 82,146,297
Total Investments — 111.2% (identified cost $852,793,740)		$835,799,563
Other Assets, Less Liabilities — (11.2)%		$(84,312,812)
Net Assets — 100.0%		$751,486,751
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2026, the aggregate value of these securities is $236,536,118 or 31.5% of the Portfolio's net assets.
(2)	Step coupon security. Interest rate represents the rate in effect at March 31, 2026.
(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2026.

Core Bond Portfolio
March 31, 2026
Portfolio of Investments (Unaudited) — continued

(4)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2026.
(5)	Represents an investment in an issuer that may be deemed to be an affiliate.
(6)	Security converts to variable rate after the indicated fixed-rate coupon period.
(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(8)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At March 31, 2026, the aggregate value of these securities is $10,906,683 or 1.5% of the Portfolio's net assets.
(9)	Affiliated fund.
(10)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(11)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2026.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	11,270,366	DKK	72,510,833	JPMorgan Chase Bank, N.A.	6/17/26	$10,341	$ —
USD	2,260,877	EUR	1,952,693	Barclays Bank PLC	6/17/26	—	(3,987)
USD	955,518	GBP	714,670	BNP Paribas	6/17/26	9,793	—
						$20,134	$(3,987)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	1,323	Long	6/30/26	$143,121,727	$(1,729,722)
U.S. 10-Year Treasury Note	304	Long	6/18/26	33,758,250	(523,858)
U.S. Long Treasury Bond	389	Long	6/18/26	44,297,375	(1,405,584)
U.S. Ultra 10-Year Treasury Note	562	Long	6/18/26	63,795,781	(1,248,856)
Euro-Bund	(83)	Short	6/8/26	(12,029,361)	153,888
U.S. 2-Year Treasury Note	(351)	Short	6/30/26	(72,813,305)	556,131
U.S. Ultra-Long Treasury Bond	(96)	Short	6/18/26	(11,190,000)	293,247
					$(3,904,754)
Abbreviations:
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced
Currency Abbreviations:
DKK	– Denmark Krone
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

At March 31, 2026, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

Core Bond Portfolio
March 31, 2026
Portfolio of Investments (Unaudited) — continued

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates.
Interest Rate Risk: The Portfolio enters into interest rate futures contracts to seek to hedge against fluctuations in interest rates.
Affiliated Investments
At March 31, 2026, the value of the Portfolio's investment in issuers and funds that may be deemed to be affiliated was $104,179,931, which represents 13.9% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended March 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount ($)/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class C, 4.737%, 5/15/49	$ 920,308	$ —	$ —	$ —	$ (2,854)	$ 917,454	$ 11,680	$993,200
Exchange-Traded Funds
Eaton Vance Short Duration Income ETF	14,661,455	—	—	—	(143,555)	14,517,900	159,282	285,000
Eaton Vance Ultra-Short Income ETF	6,614,400	—	—	—	(16,120)	6,598,280	75,513	130,000
Short-Term Investments
Liquidity Fund, Institutional Class(1)	67,500,581	81,419,355	(66,773,639)	—	—	82,146,297	735,088	82,146,297
Total				$ —	$(162,529)	$104,179,931	$981,563
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2026, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 99,971,164	$ —	$ 99,971,164
Collateralized Mortgage Obligations	—	34,306,181	—	34,306,181
Commercial Mortgage-Backed Securities	—	54,957,357	—	54,957,357
Corporate Bonds	—	180,937,569	—	180,937,569
Exchange-Traded Funds	21,116,180	—	—	21,116,180
Preferred Stocks	1,113,632	—	—	1,113,632
Taxable Municipal Obligations	—	3,690,083	—	3,690,083
U.S. Government Agency Mortgage-Backed Securities	—	206,203,271	—	206,203,271
U.S. Treasury Obligations	—	151,357,829	—	151,357,829
Short-Term Investments	82,146,297	—	—	82,146,297
Total Investments	$104,376,109	$731,423,454	$—	$835,799,563

Core Bond Portfolio
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts	$ —	$ 20,134	$ —	$ 20,134
Futures Contracts	1,003,266	—	—	1,003,266
Total	$105,379,375	$731,443,588	$—	$836,822,963
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (3,987)	$ —	$ (3,987)
Futures Contracts	(4,908,020)	—	—	(4,908,020)
Total	$ (4,908,020)	$ (3,987)	$ —	$ (4,912,007)
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent annual or semi-annual financial statements.